Segment Reporting - Property and equipment for the company's geographic operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Developed countries and regions
Segment Reporting
Revenues	$ 1,250,411	$ 1,206,679	$ 968,225
Middle East
Segment Reporting
Revenues	244,222	317,848	441,277
PRC
Segment Reporting
Revenues	208,722	233,578	347,825
Long-lived assets, net	842,750	770,349
Southeast Asia and others
Segment Reporting
Revenues	420,893	479,683	$ 510,543
Singapore
Segment Reporting
Long-lived assets, net	12,105	13,041
Others
Segment Reporting
Long-lived assets, net	$ 32,900	$ 39,905